Segment Information (tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2014:
Net sales	$1,302,857	$11,496	$25,855	$1,340,208
Operating income	21,063	872	1,669	23,604
Interest expense, net	6,113	27	122	6,262
Income tax expense	3,118	189	256	3,563
Identifiable assets	761,078	3,770	4,005	768,853
Capital expenditures	17,339	0	2,109	19,448
Depreciation and amortization	21,842	394	1,045	23,281

2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense, net	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	791,643	4,038	2,775	798,456
Capital expenditures	16,125	0	246	16,371
Depreciation and amortization	22,146	404	701	23,251

2012:
Net sales	$1,226,408	$11,730	$19,667	$1,257,805
Operating income (loss)	25,955	(714)	382	25,623
Interest expense, net	7,929	47	126	8,102
Income tax expense (benefit)	6,398	(247)	114	6,265
Identifiable assets	730,147	4,739	3,150	738,036
Capital expenditures	25,636	22	1,767	27,425
Depreciation and amortization	21,780	475	436	22,691

Schedule Of Classes Of Similar Products And Services [table text Block]
Classes of similar products/services:	2014	2013	2012
	(In thousands)
Net Sales:
GMOL *	$177,881	$165,684	$166,231
Canned vegetables	753,318	746,892	743,123
Frozen *	107,109	84,935	96,870
Fruit	264,549	245,596	220,184
Snack	11,496	11,357	11,730
Other	25,855	21,833	19,667
Total	$1,340,208	$1,276,297	$1,257,805

* GMOL includes frozen vegetables exclusively for GMOL.